Schedule of RSUs outstanding (Details) - shares	1 Months Ended	9 Months Ended		12 Months Ended
	May 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Surrenders	(609,866)
Restricted share units [member]
IfrsStatementLineItems [Line Items]
RSUs outstanding, beginning of period		3,779,623	3,779,623	3,779,623
Issued		232,658		100,000
Forfeitures				(100,000)
Surrenders		(609,866)
RSUs outstanding, end of period		3,402,415		3,779,623